Leases (Schedule of Amounts Recognized in Profit and Loss) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets	₪ 2,404	$ 663	₪ 2,156
Interest expense on lease liabilities	75	21	126
Cancellation of rental expenses	(2,483)	(685)	(2,306)
Amounts recognized in profit and loss	₪ (4)	$ (1)	₪ (24)